1933 Act File No. 33-20673
                                                    1940 Act File No. 811-5514

                                    SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                         ---

      Pre-Effective Amendment No.         ..................................

      Post-Effective Amendment No. 26 ...................................  X
                                  ----                                   ---

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ---

      Amendment No. 27 ................................................  X
                   ----                                                ---

                      VISION GROUP OF FUNDS, INC.

          (Exact Name of Registrant as Specified in Charter)

    Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
               (Address of Principal Executive Offices)

                            (412) 288-1900

                    (Registrant's Telephone Number)

                      John W. McGonigle, Esquire,
                      Federated Investors Tower,

                  Pittsburgh, Pennsylvania 15222-3779
                (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

_ _immediately upon filing pursuant to paragraph (b)
_X_on JUNE 30, 1997 pursuant to paragraph (b)

   60 days after filing pursuant to paragraph (a) (i)
   on                 pursuant to paragraph (a) (i).

___75 days after filing pursuant to paragraph (a)(ii) on
   _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

 X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24e-2 under the Investment Company Act of 1940, and:

    filed the Notice required by that Rule on______________; or intends to file the Notice required by that Rule on or about

                  ; or

___ during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                                 Copy to:

Charles H. Morin, Esquire
Dickstein, Shapiro & Morin, L.L.P.

2101 L Street, N.W.
Washington, D.C.  20037

                                           CROSS-REFERENCE SHEET

      This amendment to the Registration Statement of Vision Group of Funds, Inc., which is comprised of seven portfolios: (1) Vision Money Market Fund, (2) Vision Treasury Money Market Fund, (3) Vision New York Tax-Free Money Market Fund, (4) Vision New York Tax-Free Fund,
(5) Vision U.S. Government Securities Fund, (6) Vision Growth and Income Fund, and (7) Vision Capital Appreciation Fund, and is comprised of the following:


PART A.         INFORMATION REQUIRED IN A PROSPECTUS.

                                                              Prospectus Heading

                                                              (RULE 404(C) CROSS REFERENCE)
Item 1.           COVER PAGE..................................(1-7) Cover Page.
                  ----------
Item 2.           SYNOPSIS....................................(1-7) Summary of Fund Expenses.
                  --------
Item 3.           CONDENSED FINANCIAL

                  INFORMATION.................................(1-7) Financial Highlights; (1-7) How the Funds
                                                              Show Performance.

Item 4.           GENERAL DESCRIPTION OF

                  REGISTRANT..................................(1-7)
                                                              Synopsis; (1-7)
                                                              How the Funds
                                                              Invest; (1-7)
                                                              Investment Objective;
                                                              (1-7)
                                                              Investment
                                                              Policies;
                                                              (1-7)
                                                              Acceptable
                                                              Investments;
                                                              (1) Risk
                                                              Factors
                                                              Associated
                                                              with
                                                              Foreign
                                                              Investments;
                                                              (2,4)
                                                              Investment
                                                              Risks of
                                                              New York
                                                              Municipal
                                                              Securities;
                                                              (2,4)
                                                              Concentration
                                                              of
                                                              Investments;
                                                              (2,4)
                                                              Types of
                                                              Municipal
                                                              Securities;
                                                              Temporary
                                                              Investments;
                                                              (1-7)
                                                              Common
                                                              Fund
                                                              Investment
                                                              Techniques,
                                                              Features
                                                              and
                                                              Limitations.

Item 5.           MANAGEMENT OF THE FUND......................(1-7) Fund Management, Distribution, and
                  ----------------------
                                                              Administration; (1-7) Board of Directors; (1-7)
                                                              Investment Adviser; Distribution of Fund Shares;
                                                              (1-7) Administration of the Funds; (4-7) Expenses
                                                              of the Funds.

Item 6.           CAPITAL STOCK AND OTHER

                  SECURITIES..................................(1-7) Description of Fund Shares; (1-7) Voting
                                                              Rights and Other Information; (1-7) Tax Information.

Item 7.           PURCHASE OF SECURITIES BEING

                  OFFERED.....................................(1-7) How the Funds Value their Shares; (1-7) How to Buy Shares; (1-7) How to Exchange Shares.

Item 8.           REDEMPTION OR REPURCHASE....................(1-7) How to Redeem Shares.
                  ------------------------

Item 9.           PENDING LEGAL PROCEEDINGS                   None.




PART B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.          COVER PAGE..................................(1-7) Cover Page.
                  ----------
Item 11.          TABLE OF CONTENTS...........................(1-7) Table of Contents.
                  -----------------
Item 12.          GENERAL INFORMATION AND

                  HISTORY.....................................(1-7) General Information About the Fund;

Item 13.          INVESTMENT OBJECTIVES AND

                  POLICIES....................................(1-7) Investment Objective and Policies; (1-7)
                                                              Investment Limitations.

Item 14.          MANAGEMENT OF THE FUND......................(1-7) Vision Group of Funds, Inc. Management.
                  ----------------------
Item 15.          CONTROL PERSONS AND PRINCIPAL

                  HOLDERS OF SECURITIES                       Not Applicable
Item 16.          INVESTMENT ADVISORY AND OTHER

                  SERVICES....................................(1-7) Investment Advisory Services; (1-7)
                                                              Administrative Services;

Item 17.          BROKERAGE ALLOCATION........................(1-7) Brokerage Transactions.
                  --------------------
Item 18.          CAPITAL STOCK AND OTHER

                  SECURITIES..................................(1-7) Description of Fund Shares.

Item 19.          PURCHASE, REDEMPTION AND

                  PRICING OF SECURITIES BEING

                  OFFERED ....................................(1-7) Purchasing Shares; (1-7) Determining Net
                                                              Asset Value; (1-3) Redeeming Shares; (4-5)
                                                              Redeeming Fund Shares; (6-7) How to Redeem Shares.

Item 20.          TAX STATUS..................................(1-7) Tax Status.
                  ----------
Item 21.          UNDERWRITERS                                Not applicable.

Item 22.          CALCULATION OF PERFORMANCE

                  DATA........................................(1-7) Performance Comparisons; (1,3,5,7) Yield;
                                                              (2,4) Tax-Equivalent Yield; (2,4) Tax-Equivalency
                                                              Table; (4-7) Appendix.

Item 23.          FINANCIAL STATEMENTS                        (1-7) (To be filed by Amendment)




This Amendment to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 25 filed April 25, 1997 in their entirety.

PART C.         OTHER INFORMATION.

ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS:

           (a)    Financial Statements.  (Portfolios 1-7) (To be filed by Amendment)
           (b)    Exhibits:

                  (1)      Conformed copy of Articles of Incorporation of the Registrant (11);
                           (i)      Conformed Copy of Articles Supplementary (8);
                           (ii)     Conformed copy of Articles Supplementary dated May 29, 1996 (15);

                  (2)      Copy of By-Laws of the Registrant (11);
                  (3)      Not applicable;

                  (4)      Copy of Specimen Certificate for Shares of Capital Stock of
                           the Registrant (8);

                           (i)      Copy of Specimen Certificate for Shares of Capital Stock of the Vision Capital
                                    Appreciation Fund (15);

                  (5)      (i)      Conformed Copy of Investment Advisory Contract of the Registrant (9);
                           (ii)     Conformed Copy of Sub-Advisory Contract (10);
                           (iii)    Conformed Copy of Exhibit B to Investment Advisory Contract;(14)

                  (6)      (i)      Conformed Copy of Distributor's Contract of the Registrant (9);
                                          (a) Conformed copy of Distribution Plan of the Registrant (9);

                           (ii)     Conformed Copy of Administrative Services Agreement of the Registrant (9);
                           (iii)    Conformed Copy of Shareholder Services Plan of Registrant (9);
                           (iv)     Conformed Copy of Exhibit C to Distributor's Contract;(14)
                           (v)      Copy of Amendment No. 1 to Exhibit A to Shareholder Services Agreement;(14)
                           (vi)     Conformed Copy of Amended and Restated Shareholder Services Agreement (13);
                           (vii)    Copy of Amendment No. 1 to Exhibit A to Shareholder Services Agreement;(14)

                  (7)      Not applicable;

+        All Exhibits have been filed electronically.

8.       Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed
         September 3, l993.  (File Nos. 33-20673 and 811-5514)

9.       Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed
         December 27, 1993 (File Nos. 33-20673 and 811-5514)

10.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed
         March 31, 1994 (File Nos. 33-20673 and 811-5514)

11.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed
         June 27, 1994.  (File Nos. 33-20673 and 811-5514)

13.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed
         May 3, 1996.  (File Nos. 33-20673 and 811-5514)

14.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed
         June 27, 1996.  (File Nos. 33-20673 and 811-5514)

15.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed
         December 20, 1996.  (File Nos. 33-20673 and 811-5514)




                  (8)      Conformed Copy of Custodian Agreement of the Registrant (12);
                           (i)      Copy of Amendment No. 2 to Exhibit A to

                                    Custodian Contract;(14)

                  (9)      Conformed copy of Agreement for Fund Accounting Services and Transfer Agency
                           Services; +

                  (10)     Conformed copy of Opinion and Consent of Counsel as to             legality of shares
         being registered (11);
                  (11)     Not applicable;
                  (12)     Not applicable;

                  (13)     Conformed copy of Initial Capital Understanding (11);
                  (14)     Not applicable;
                  (15)     (i)        Copy of Rule 12b-1 Plan (7);

                                            (a) Conformed Copy of Exhibit B to Rule                  12b-1
                                      Plan; (14)

                           (ii)       Copy of Rule 12b-1 Agreement (7);

                                             (a) Copy of Exhibit B to Rule                           12b-1
                                      Agreement; (14)

                           (iii)      Copy of Dealer (Sales) Agreement (7);
                  (16)     Copy of Schedule for Computation of Fund Performance Data (12);

                           (i)      Copy of Schedule for Computation of Fund Performance Date for the
                           Vision Capital Appreciation Fund (15);

                  (17)     Financial Data Schedules; +
                  (18)Not Applicable
                  (19)Conformed Copy of Power of Attorney (14);

Item 25.          Persons Controlled by or Under Common Control with Registrant
                  None

----------------------------------
+ All Exhibits have been filed electronically.

7.       Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed
         June 17, 1993.  (File Nos. 33-20673 and 811-5514)

11.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed
         June 27, 1994.  (File Nos. 33-20673 and 811-5514)

12.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed
         June 26, 1995. (File Nos. 33-20673 and 811-5514)

14.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed
         June 27, 1996.  (File Nos. 33-20673 and 811-5514)

15.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed
         December 20, 1996.  (File Nos. 33-20673 and 811-5514)

Item 26.          Number of Holders of Securities:

                                                      Number of Record Holders

                  TITLE OF CLASS                            AS OF JUNE 9, 1997

                  Shares of capital stock
                  ($0.001 per Share par value)

                  Vision Money Market Fund                          11,137
                  Vision New York Tax-Free Money Market Fund           516
                  Vision Treasury Money Market Fund                    766
                  Vision U.S. Government Securities Fund             1,107
                  Vision New York Tax-Free Fund                      1,531
                  Vision Growth and Income Fund                      5,951
                  Vision Capital Appreciation Fund                   1,970
                  __________________________________

Item 27.          Indemnification:  (7)

Item 28.          Business and Other Connections of Investment Adviser:

      (a) Manufacturers & Traders Trust Company ("M&T Bank") performs investment advisory services for the Registrant. M&T Bank is the principal banking subsidiary of First Empire State Corporation, a $13 billion bank holding company, as of December 31, 1996, headquartered in Buffalo, New York. As of May 31, 1997, M&T Bank has 174 offices throughout New York State and an office in Nassau, The Bahamas.

                  M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout western New York. Registrant's investments are managed through the Trust and Investment Services Division of M&T Bank. As of December 31, 1996, M&T Bank had $3.1 billion in assets under management for which it has investment discretion (which includes employee benefits, personal trusts, estates, agencies and other accounts). As of December 3l, 1996, M&T Bank managed over $1.2 billion in VISION money market mutual fund assets. Except for Vision Group of Funds, Inc., M&T Bank does not presently provide investment advisory services to any other registered investment companies. The Funds' investments are managed through the Trust & Investment Services Division of M&T Bank.

                  The principal executive Officers and Directors of M&T Bank are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with M&T Bank.

---------------------

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993.
         (File Nos. 33-20673 and 811-5514)


      (b)

                                                                                Other Substantial

                                               Position with                    Business, Profession,

     NAME                                      THE ADVISER                      VOCATION OR EMPLOYMENT
Brent D. Baird                                 Director                         Private Investor
1350 One M&T Plaza

Buffalo, NY  14203-2396

C. Angela Bontempo                             Director                         Senior V.P. & Exec. Dir.
Elm & Carlton Streets                                                           Roswell Park Cancer
Buffalo, NY  14263-0001                                                         Institute

Robert T. Brady                                Director                         Chairman, President and
East Aurora, NY  14052-0018                                                     C.E.O. Moog, Inc.

Atwood Collins, III                            Executive Officer                President of the
350 Park Avenue                                                                 New York City
6th Floor                                                                       Division of
New York, NY  10022-6022                                                        M&T Bank

Barber B. Conable, Jr.                         Director                         Former Member of
P.O. Box 218                                                                    Congress; Retired
Alexander, NY  14005-0218                                                       President

                                                                                The World Bank

Richard E. Garman                              Director                         President and Chief
2544 Clinton Street                                                             Executive Officer
Buffalo, NY  14224-1092                                                         A.B.C. Paving Co., Inc.
and Buffalo Crushed                                                                              Stone, Inc.

James V. Glynn                                 Director                         President
151 Buffalo Avenue                                                              Maid of the Mist
Suite 204                                                                       Corporation

Niagara Falls, NY  14303-1288

Brian E. Hickey                                Executive Officer                Executive Vice President
44 Exchange Street                                                              and President-Rochester
3rd Floor                                                                       Division-Manufacturers
Rochester, NY  14614-2097                                                       and Traders Trust

                                                                                Company

Patrick W.E. Hodgson                           Director                         President Cinnamon
248 Pall Mall Street                                                            Investments Limited

Suite 400

London, Ontario

CANADA  N6A5P6

James L. Hoffman                               Executive Officer                Executive Vice President
700 Corporate Blvd.                                                             and President-Hudson Suite 701

Valley Division-

Newburgh, NY  12552-6046                                                        Manufacturers and
Traders Trust Company




                                                                                Other Substantial

                                               Position with                    Business, Profession,

     NAME                                      THE ADVISER                      VOCATION OR EMPLOYMENT

Samual T. Hubbard, Jr.                         Director                         President & CEO
1059 West Ridge Road                                                            The Alling and Cory
Rochester, NY  14615-2731                                                       Company

Robert J. Irwin                                Advisory Director                Chairman and CEO
Ellicott Station                                                                ASA Limited

P.O. Box 1210
Buffalo, NY  14205-1210

Wilfred J. Larson                              Director                         Retired President and
88 Oakland Place                                                                Chief Executive Officer
Buffalo, NY  14222-2030                                                         Westwood-Squibb

                                                                                Pharmaceuticals Inc.

Barbara L. Laughlin                            Executive Officer                Executive Vice President
One M&T Plaza                                                                   First Empire State
13th Floor                                                                      Corporation and
Buffalo, NY  14203-2399                                                         Manufacturers and

                                                                                Traders Trust Company

Jorge G. Pereira                               Director                         Vice Chairman of the
350 Park Ave.                                                                   Board First Empire State
6th Floor                                                                       Corporation and
New York, NY  10022-6022                                                        Manufacturers and

                                                                                Traders Trust Company

John L. Pett                                   Executive Officer                Executive Vice President
One Fountain Plaza                                                              and Chief Credit Officer
9th Floor                                                                       Manufacturers and
Buffalo, NY  14203-1495                                                         Traders Trust Company

Michael P. Pinto                               Executive Officer                Executive Vice President
One M&T Plaza                                                                   and Chief Financial
5th Floor                                                                       Officer Manufacturers
Buffalo, NY  14203-2399                                                         and Traders Trust

                                                                                Company

Donald P. Quinlan                              Director                         Retired Chairman of the
27 Pine Terrace                                                                 Board and Chief
Orchard Park, NY 14127-3929                                                     Executive Officer
Graphic Controls

                                                                                Corporation

William C. Rappolt                             Executive Officer                Executive Vice President
One M&T Plaza                                                                   and Treasurer
19th Floor                                                                      First Empire State
Buffalo, NY 14203-2399                                                          Corporation and

                                                                                Manufacturers and
                                                                                Traders Trust Company

Melinda R. Rich                                Director                         President
P.O. Box 245                                                                    Rich Entertainment
Buffalo, NY  14240-0245                                                         Group;

Robert E. Sadler, Jr.                          Executive Officer                President Manufacturers
One M&T Plaza                                                                   and Traders Trust
19th Floor                                                                      Company and
Buffalo, NY  14203-2399                                                         Executive Vice President

                                                                                First Empire State
                                                                                Corporation
                                                                                Other Substantial

                                               Position with                    Business, Profession,

     NAME                                      THE ADVISER                      VOCATION OR EMPLOYMENT____

Mark J. Czarnecki                              Executive Officer                Executive Vice President
One M&T Plaza                                                                   First Empire State
9th Floor                                                                       Corporation and
Buffalo, NY  14203-2399                                                         Manufacturers and

                                                                                Traders Trust Company

Raymond D. Stevens, Jr.                        Director                         Retired Chairman of
11 Summer Street                                                                the Board Pratt &
Suite 308                                                                       Lambert United, Inc.

Buffalo, NY  14209-2256

Herbert L. Washington                          Director                         President
3280 Monroe Avenue                                                              H.L.W. Fast Track, Inc.

Rochester, NY  14618-4608

John L. Wehle, Jr.                             Director                         Chairman of the
445 St. Paul Street                                                             Board, President &
Rochester, NY  14605-1775                                                       Chief Executive

                                                                                Officer, Genessee
                                                                                Corporation

Robert G. Wilmers                              Director and                     Chairman of the Board,
One M&T Plaza                                  Executive Officer                President and Chief
19th Floor                                                                      Executive Officer
Buffalo, NY  14203-2399                                                         First Empire State

                                                                                Corporation; and
                                                                                Chairman of the Board

and Chief Executive                                                                              Officer
Manufacturers                                                                                    and Traders Trust

                                                                                Company

Item 29.          Principal Underwriters:

         (a)......Federated Securities Corp., the Distributor for
shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Arrow
Funds; Automated Government Money Trust; BayFunds; Blanchard Funds;
Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust
Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport
Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.;
Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated
Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for
U.S. Government Securities, Inc.; Federated GNMA Trust; Federated
Government Income Securities, Inc.; Federated Government Trust;
Federated High Income Bond Fund, Inc.; Federated High Yield Trust;
Federated Income Securities Trust; Federated Income Trust; Federated
Index Trust; Federated Institutional Trust; Federated Insurance
Series; Federated Investment Portfolios; Federated Investment Trust;
Federated Master Trust; Federated Municipal Opportunities Fund, Inc.;
Federated Municipal Securities Fund, Inc.; Federated Municipal Trust;
Federated Short-Term Municipal Trust; Federated Short-Term U.S.
Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock
Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.;
Federated U.S. Government Bond Fund; Federated U.S. Government
Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years;
Federated Utility Fund, Inc.; First Priority Funds; Fixed Income
Securities, Inc.; High Yield Cash Trust; Independence One Mutual
Funds; Intermediate Municipal Trust; International Series, Inc.;
Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S.
Government Money Market Trust; Liquid Cash Trust; Managed Series
Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money
Market Obligations Trust; Money Market Obligations Trust II; Money
Market Trust; Municipal Securities Income Trust; Newpoint Funds;
Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star
Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The
Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The
Planters Funds; The Starburst Funds; The Starburst Funds II; The
Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions;
Trust for Government Cash Reserves; Trust for Short-Term U.S.
Government Securities; Trust for U.S. Treasury Obligations; Vision
Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company:  Liberty Term Trust, Inc.- 1999.

        (b)

              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices

 BUSINESS ADDRESS                                 WITH UNDERWRITER                      WITH REGISTRANT

Richard B. Fisher                              Director, Chairman, Chief                                   Federated
Investors Tower                                Executive Officer, Chief

Pittsburgh, PA 15222-3779                      Operating Officer, Asst.
                                               Secretary, and Asst.
                                               Treasurer, Federated
                                               Securities Corp.

Edward C. Gonzales                             Director, Executive Vice                  President and
Federated Investors Tower                      President, Federated,                     Treasurer

Pittsburgh, PA 15222-3779                      Securities Corp.

Thomas R. Donahue                              Director, Assistant Secretary,
Federated Investors Tower                      Assistant Treaurer, Federated
Pittsburgh, PA 15222-3779                      Securities Corp.

John B. Fisher                                 President-Institutional Sales,            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

James F. Getz                                  President-Broker/Dealer,                          --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mark R. Gensheimer                             Executive Vice President of                       --
Federated Investors Tower                      Bank/Trust, Federated

Pittsburgh, PA 15222-3779                      Securities Corp.

David M. Taylor                              Executive Vice President                          --
Federated Investors Tower                    Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mark W. Bloss                                  Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard W. Boyd                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices

 BUSINESS ADDRESS                                 WITH UNDERWRITER                      WITH REGISTRANT

Laura M.Deger                                  Senior Vice President                             --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Bryant R. Fisher                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Christopher T. Fives                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

James S. Hamilton                              Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

James M. Heaton                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Keith Nixon                                    Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Solon A. Person, IV                            Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Timothy C. Pillion                             Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas E. Territ                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                             Vice President                                    --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Byron F. Bowman                                Vice President, Secretary,                        --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                       Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Dale R. Browne                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices

 BUSINESS ADDRESS                                 WITH UNDERWRITER                       WITH REGISTRANT
Mary J. Combs                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Kevin J. Crenny                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Daniel T. Culbertson                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

G. Michael Cullen                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

William C. Doyle                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Jill Ehrenfeld                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mark D. Fisher                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Joseph D. Gibbons                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Craig S. Gonzales                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard C. Gonzales                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Bruce E. Hastings                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Beth A. Hetzel                                 Vice President,                                   --
Federated Investors Tower                      Federated Secutrities Corp.

Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices

 BUSINESS ADDRESS                                 WITH UNDERWRITER                       WITH REGISTRANT

James E. Hickey                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Brian G. Kelly                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

H. Joeseph Kennedy                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mark J. Miehl                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard C. Mihm                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

J. Michael Miller                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas A. Peters III                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Robert F. Phillips                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Eugene B. Reed                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

John Rogers                                    Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Brian S. Ronayne                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices

 BUSINESS ADDRESS                                 WITH UNDERWRITER                       WITH REGISTRANT

Thomas S. Schinabeck                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Edward L. Smith                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

John A. Staley                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard Suder                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

William C. Tustin                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Paul A. Uhlman                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Miles J. Wallace                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

John F. Wallin                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard B. Watts                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                          Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Michael P. Wolff                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Edward R. Bozek                                Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                                  Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices

 BUSINESS ADDRESS                                 WITH UNDERWRITER                       WITH REGISTRANT

Charlene H. Jennings                           Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Matthew S. Propelka                   Assistant Vice President,                 --
Federated Investors Tower    Federated Securities Corp.

Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                                                                 --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Leslie K. Platt                                Assistant Secretary,                              --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

      (c)     Not applicable.

Item 30.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Vision Group of Funds, Inc.                            Federated Investors Tower
                                                       Pittsburgh, Pennsylvania  15222-3779

Federated Shareholder                                  P.O. Box 8600
Services Company                                       Boston, Massachusetts  02266-8600
("Transfer Agent, Dividend
Disbursing Agent and Portfolio

Recordkeeper")

Federated Administrative Services                      Federated Investors Tower
("Administrator")                                      Pittsburgh, Pennsylvania  15222-3779

Manufacturers and Traders Trust                        One M&T Plaza
Company                                                Buffalo, New York  14240

("Adviser")

State Street Bank and Trust Company                    P.O. Box 8600
("Custodian")                                          Boston, Massachusetts  02266-8600


Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VISION GROUP OF FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 20th day of June, 1997.

                      VISION GROUP OF FUNDS, INC.

                           BY: /s/Victor R. Siclari
                           Victor R. Siclari, Secretary
                           Attorney in Fact for Edward C. Gonzales
                           June 20, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                             TITLE                        DATE

By:   /s/ Victor R. Siclari

      Victor R. Siclari             Attorney In Fact             June 20, 1997
      SECRETARY                     For the Persons
                                    Listed Below

      NAME                             TITLE

Edward C. Gonzales*                 President and Treasurer
                                   (Chief Executive Officer

                                    and Principal Financial and
                                    Accounting Officer)

Randall I. Benderson*               Director

Joseph J. Castiglia*                Director

Daniel R. Gernatt, Jr.*             Director

George K. Hambleton, Jr.*           Director

* By Power of Attorney